Employee Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits
Medical and welfare defined contribution plan	¥ 21,075	¥ 13,091	¥ 38,183
Other employee benefits	915	310	969
Total	¥ 21,990	¥ 13,401	¥ 39,152